RELATED PARTY TRANSACTION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

NOTE 14 - RELATED PARTY TRANSACTIONS

The following is the list of the related parties to which the Company has transactions with:

(a)	Beijing Zhidingwang Investment Management Limited Partnership (“BZIM”), the entity in which the Group’s CEO, Liu PiJun beneficially own 56% equity interest.
(b)

Zhiding Network Technology (Beijing) Co Limited (“ZNTB”), the entity in which the Group’s CEO, Liu Pijun beneficially own 78% equity interest and Group’s Director, Li Daxue beneficially own 3% equity interest.

(c)	Beijing Xingke Datong Technology Co Ltd (“BXDT”), the entity in which the supervisor of a subsidiary company, Deng Liangpeng beneficially own 80% equity interest.
(d)	Huoerguo Zhufeng Technology Co Ltd (“HZTC”), the entity in which the supervisor of a subsidiary company, Sun Tong beneficially own 46% equity interest.
(e)	Global Joy Trip (HK) Limited (“Global Joy HK”), the entity in which the Group’s Chairman, Daizheng and Group’s CEO, Liu Pijun are the director, the company has been dissolved in Jan 2021.
(f)	Changtongfu Technology (Hainan) Co Limited (“Changtongfu”), the entity in which the supervisor of a subsidiary company, Deng Liangpeng beneficially own 20% equity interest.

Related parties transactions consisted of the following as of the dates indicated.

Name of related party	Nature of transaction	For the period ended March 31, 2022	For the year ended December 31, 2021
BZIM	No transaction during the year	NA	NA
ZNTB	Office rental paid on behalf of the Group	$-	189,235
BXDT	System service fee	$618,119	485,190
HZTC	System service fee	$-	739,016
Changtongfu	YCloud service revenue	$158,518	4,646,329

NOTE 15 - RELATED PARTY TRANSACTIONS

The following is the list of the related parties to which the Company has transactions with:

(a)	Beijing Zhidingwang Investment Management Limited Partnership (“BZIM”), the entity in which the Group’s CEO, Liu PiJun beneficially own 56% equity interest.
(b)

Zhiding Network Technology (Beijing) Co Limited (“ZNTB”), the entity in which the Group’s CEO, Liu Pijun beneficially own 77.98% equity interest and Group’s Director, Li Daxue beneficially own 3% equity interest.

(c)	Beijing Xingke Datong Technology Co Ltd (“BXDT”), the entity in which the supervisor of a subsidiary company, Deng Liangpeng beneficially own 80% equity interest.
(d)	Huoerguo Zhufeng Technology Co Ltd (“HZTC”), the entity in which the supervisor of a subsidiary company, Sun Tong beneficially own 46% equity interest.
(e)	Global Joy Trip (HK) Limited (“Global Joy HK”), the entity in which the Group’s Chairman, Daizheng and Group’s CEO, Liu Pijun are the director, the company has been dissolved in Jan 2021.
(f)	Changtongfu Technology (Hainan) Co Limited (“Changtongfu”), the entity in which the supervisor of a subsidiary company, Deng Liangpeng beneficially own 20% equity interest.

Related parties transactions consisted of the following as of the dates indicated.

Name of related party	Nature of transaction	For the year ended December 31, 2021	For the year ended December 31, 2020
BZIM	No transaction during the year	NA	NA
ZNTB	Office rental paid on behalf of the Group	$189,235	-
BXDT	System service fee	$485,190	-
HZTC	System service fee	$739,016	-
Changtongfu	YCloud Service revenue	$4,646,329	-